CONSOLIDATED STATEMENTS OF (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF (LOSS)/INCOME [Abstract]
Revenue, net	$ 11,256	$ 5,309	$ 4,476
Voyage expenses, net	(653)	(335)	(162)
Vessels operating expenses	(5,136)	(2,377)	(1,880)
Management fees	(739)	(440)	(274)
General and administrative expenses	(1,083)	(345)	(18)
Depreciation expense	(2,930)	(1,130)	(680)
Amortization of deferred drydocking costs	(535)	(512)	(357)
Operating profit	180	170	1,105
Interest and finance costs, net	(3,812)	(452)	(3)
Interest income	127	72	56
Loss on equity-linked instruments, net	(671)	0	0
Other costs, net	(21)	0	(3)
Net (loss) / income	(4,197)	(210)	1,155
Cumulative dividends on Series A Preferred Shares	(2,977)	(977)	0
Net (loss) / income attributable to common shareholders	$ (7,174)	$ (1,187)	$ 1,155
(Loss) / earnings per common share, basic (in dollars per share)	$ (18.04)	$ (304.13)	$ 1,155
(Loss) / earnings per common share, diluted (in dollars per share)	$ (18.04)	$ (304.13)	$ 1,155
Weighted average number of shares, basic (in shares)	397,776	3,903	1,000
Weighted average number of shares, diluted (in shares)	397,776	3,903	1,000